CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 27.5%
Entertainment - 3.4%
Liberty Media Corp.-Liberty Formula One, Class C Shares	14,815	$761,639	*
Madison Square Garden Entertainment Corp.	39,121	2,842,923	*
Madison Square Garden Sports Corp.	28,401	5,281,166	*
World Wrestling Entertainment Inc., Class A Shares	12,260	689,748

Total Entertainment		9,575,476

Interactive Media & Services - 8.4%
Facebook Inc., Class A Shares	12,109	4,109,673	*
Match Group Inc.	32,200	5,055,078	*
Twitter Inc.	245,948	14,852,800	*

Total Interactive Media & Services		24,017,551

Media - 15.7%
AMC Networks Inc., Class A Shares	122,141	5,690,549	*
Comcast Corp., Class A Shares	420,073	23,494,683
Discovery Inc., Class A Shares	155,023	3,934,484	*
Discovery Inc., Class C Shares	74,821	1,815,906	*
Liberty Broadband Corp., Class A Shares	7,408	1,247,137	*
Liberty Broadband Corp., Class C Shares	25,904	4,473,621	*
Liberty Media Corp.-Liberty SiriusXM, Class A Shares	29,632	1,397,741	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	59,264	2,813,262	*

Total Media		44,867,383

TOTAL COMMUNICATION SERVICES		78,460,410

ENERGY - 0.5%
Energy Equipment & Services - 0.5%
Core Laboratories NV	47,198	1,309,744

FINANCIALS - 1.4%
Capital Markets - 1.4%
Cohen & Steers Inc.	48,921	4,098,112

HEALTH CARE - 26.3%
Biotechnology - 14.4%
AbbVie Inc.	29,271	3,157,463
Agios Pharmaceuticals Inc.	20,831	961,351	*
Amgen Inc.	27,438	5,834,691
Biogen Inc.	46,743	13,227,801	*
ImmunoGen Inc.	36,325	205,963	*
Ionis Pharmaceuticals Inc.	71,048	2,382,950	*
Ultragenyx Pharmaceutical Inc.	26,461	2,386,517	*
Vertex Pharmaceuticals Inc.	71,222	12,918,958	*

Total Biotechnology		41,075,694

See Notes to Schedule of Investments.

ClearBridge Variable Aggressive Growth Portfolio 2021 Quarterly Report	1

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 1.3%
Medtronic PLC	29,306	$3,673,507

Health Care Providers & Services - 8.7%
Guardant Health Inc.	37,565	4,696,001	*
UnitedHealth Group Inc.	51,431	20,096,149

Total Health Care Providers & Services		24,792,150

Life Sciences Tools & Services - 1.5%
10X Genomics Inc., Class A Shares	14,800	2,154,584	*
Charles River Laboratories International Inc.	5,300	2,187,151	*

Total Life Sciences Tools & Services		4,341,735

Pharmaceuticals - 0.4%
Bausch Health Cos. Inc.	44,289	1,233,449	*

TOTAL HEALTH CARE		75,116,535

INDUSTRIALS - 8.1%
Aerospace & Defense - 3.8%
L3Harris Technologies Inc.	48,367	10,652,348

Building Products - 2.7%
Johnson Controls International PLC	112,897	7,686,028

Machinery - 0.6%
Pentair PLC	24,534	1,781,904

Road & Rail - 1.0%
Lyft Inc., Class A Shares	53,150	2,848,309	*

TOTAL INDUSTRIALS		22,968,589

INFORMATION TECHNOLOGY - 34.1%
Electronic Equipment, Instruments & Components - 4.8%
TE Connectivity Ltd.	99,825	13,697,987

Semiconductors & Semiconductor Equipment - 10.7%
Broadcom Inc.	39,302	19,058,719
Cree Inc.	142,225	11,481,824	*

Total Semiconductors & Semiconductor Equipment		30,540,543

Software - 13.2%
Autodesk Inc.	49,485	14,111,639	*
Cerence Inc.	20,038	1,925,852	*
Citrix Systems Inc.	45,841	4,921,948
DocuSign Inc.	31,289	8,054,727	*
Dolby Laboratories Inc., Class A Shares	12,200	1,073,600
FireEye Inc.	171,869	3,059,268	*
HubSpot Inc.	6,800	4,597,412	*

Total Software		37,744,446

See Notes to Schedule of Investments.

2	ClearBridge Variable Aggressive Growth Portfolio 2021 Quarterly Report

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2021

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 5.4%
Seagate Technology Holdings PLC		141,692	$11,692,424
Western Digital Corp.		67,244	3,795,251	*

Total Technology Hardware, Storage & Peripherals			15,487,675

TOTAL INFORMATION TECHNOLOGY			97,470,651

MATERIALS - 1.3%
Metals & Mining - 1.3%
Freeport-McMoRan Inc.		117,171	3,811,573

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $115,036,732)			283,235,614

	RATE
SHORT-TERM INVESTMENTS - 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	1,352,077	1,352,077
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	338,019	338,019	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,690,096)			1,690,096

TOTAL INVESTMENTS - 99.8% (Cost - $116,726,828)			284,925,710
Other Assets in Excess of Liabilities - 0.2%			691,859

TOTAL NET ASSETS - 100.0%			$285,617,569

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2021, the total market value of investments in Affiliated Companies was $338,019 and the cost was $338,019 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Aggressive Growth Portfolio 2021 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Aggressive Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by

4

Notes to Schedule of Investments (unaudited) (continued)

the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

5

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$283,235,614	—	—	$283,235,614
Short-Term Investments†	1,690,096	—	—	1,690,096

Total Investments	$284,925,710	—	—	$284,925,710

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$757,485	$12,236,213	12,236,213	$12,655,679	12,655,679	—	$57	—	$338,019

6